Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	04/01/17
End of Period:	04/30/17
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	30
Report Due Date:	05/18/17
Distribution Date:	05/22/17
Transaction Month:	19

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$768,536,322

{2} Reduction in Agg. Securitization Value due to payments				{2}	8,718,348
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,766,931
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	22,704,535
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	33,189,814

{7} End of period Aggregate Securitization Value					{7}	$735,346,508

{8} Pool Factor					{8}	67.818355%

RECONCILIATION OF 2015-3 EXCHANGE NOTE

{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$752,247,999

{11} Exchange Note Principal Payment Amount					{11}	33,189,814

{12} End of period Exchange Note Balance					{12}	$719,058,185

{13} Note Pool Factor					{13}	67.327545%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$0	$23,343,439	$100,401,888	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	6,260,959	26,928,855	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$17,082,480	$73,473,033	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	0.000000%	25.870786%	25.870786%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$651,975,327

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		33,189,814
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$618,785,513

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		61.862467%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$768,536,322

{31} Ending Designated Pool Balance	{31}	735,346,508
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	735,346,508

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$33,189,814

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$752,247,999	$0	3.49%	30	30/360	$2,187,788

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$12,664,014
{37} Net Liquidation Proceeds collected during period	{37}	26,188,303
{38} Investment Earnings	{38}	22,133
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(22,133)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	38,852,317

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	640,447
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,187,788
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	33,189,814
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	2,834,268

{47} Total Distributions:	{47}	$38,852,317

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$768,536,322
{49} Ending Agg. Securitization Value	{49}	735,346,508
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	33,189,814

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	33,189,814

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$33,189,814

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.45000%	32	Actual/360	$0
{56}	Class A-2A	$23,343,439	0	1.17%	30	30/360	22,760
{57}	Class A-2B	$100,401,888	0	1.57278%	32	Actual/360	140,365
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,090
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections	{63}	$35,377,602
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	22,133
{66} Investment Earnings - and amounts released from Reserve Account	{66}	2,954
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	35,402,689

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	22,760
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	140,365
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	452,090
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	33,189,814
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	1,187,706
{93} Total Distributions:	{93}	$35,402,689

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{94}	Class A	$541,915,327	$735,346,508	$0	$		34,640,299	$0
{95}	Class B	583,665,327	735,346,508	0		34,559,582		0
{96}	Class C	622,155,327	735,346,508	0		34,463,998		0
{97}	Class D	651,975,327	735,346,508	0		34,377,520		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{98} Excess Total Available Funds							{98}	$1,187,706

	{99} Beginning Note Balance					{99}	651,975,327
	{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	33,189,814
	{101} Pro-Forma Note Balance						{101}	618,785,513

	{102} Ending Aggregate Securitization Value					{102}	735,346,508
	{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)					{103}	116,560,995
	{104} Required Pro Forma Note Balance {102} - {103}						{104}	618,785,513

	{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	0

	{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{107} Ending Aggregate Securitization Value							{107}	$735,346,508
	{108} End of Period Note Balance							{108}	719,058,185
	{109} Overcollateralization							{109}	16,288,323
	{110} Overcollateralization %								{110}	2.22%

	Asset Backed Notes:
	{111} Ending Aggregate Securitization Value							{111}	735,346,508
	{112} End of Period Note Balance							{112}	618,785,513
	{113} Overcollateralization							{113}	116,560,995
	{114} Overcollateralization %								{114}	15.85%

	RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
	{115} Specified Reserve Balance								{115}	$5,421,442

	{116} Beginning of Period Reserve Account balance								{116}	$5,421,442
	{117} Investment Earnings							{117}	2,954
	{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
	{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
	{120} Total Reserve balance available:								{120}	5,424,396

	{121} Specified Reserve Balance								{121}	5,421,442

	{122} Release Excess Cash to Indenture Collection Available Funds								{122}	2,954

	{123} End of period Reserve Account balance								{123}	$5,421,442

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{124}	Yes
	{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	May 17, 2017

GM Financial

GMALT 2015-3

Supplemental Monthly Data

April 30, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$768,536,322	$630,459,561
Change	(33,189,814)	(23,138,732)

End of Period	$735,346,508	$607,320,829
Residual Value as % of Agg. Securitization Value		82.59%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	35,463	725,128,966	98.61%
31 - 60 days	380	7,719,405	1.05%
61 - 90 days	105	2,132,471	0.29%
over 90 days	19	365,666	0.05%

Total	35,967	735,346,508	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	160	4,232,899	2,256	62,277,808
Standard terminations	29	483,967	217	4,419,492

Total retained by lessee	189	4,716,866	2,473	66,697,300
Returned Vehicles
Early terminations	786	12,582,403	3,031	49,488,379
Standard terminations	297	5,405,267	686	12,231,436

Total returned to dealer	1,083	17,987,670	3,717	61,719,815
Charged off leases / Repossessed vehicles	95	1,766,931	1,160	24,901,135
Repurchases	0	0	7	218,811
Other	0	0	0	0

Total terminations	1,367	24,471,467	7,357	153,537,061

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,766,931	24,901,135
less: Sales proceeds	1,750,611	20,640,080
less: Excess wear and excess mileage received	0	0
less: Other amounts received	144,682	1,079,146

Net Credit (Gain) Loss	(128,362)	3,181,909

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	17,893,254	61,136,856
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	18,352,438	63,109,800
less: Excess wear and excess mileage received	18,853	44,008
less: Other recovery amounts	132,756	522,970

Residual (Gain) Loss	(610,793)	(2,539,922)

	Current Period	Prev. Month
Prepay Speed	1.0263%	1.4044%

Return Rate based on Scheduled to Terminate(2)	143.4437%	335.2941%

Return Rate based on Terminated Leases(3)	79.2246%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.